SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

6.     SHAREHOLDERS' EQUITY

  In 2009, the Company implemented the restricted share unit ("RSU") plan for certain employees. Effective January 1, 2012, the RSU plan was amended to include directors and senior executives of the Company.

  A deferred compensation balance is recorded for the total grant date value on the date of each RSU plan grant. The deferred compensation balance is recorded as a reduction of shareholders' equity and is amortized as compensation expense over the applicable vesting period.

  During the first quarter of 2013, the Company funded the RSU plan by transferring $19.0 million (first quarter of 2012 — $12.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. The common shares purchased and held by the Trust are treated as not outstanding for the basic earnings per share ("EPS") calculations. They are included in the basic EPS calculations once they have vested. All of the unvested common shares held by the Trust are included in the diluted EPS calculations.

  The following table summarizes the maximum number of common shares that would be outstanding if all instruments outstanding at June 30, 2013 were exercised:

Common shares outstanding at June 30, 2013	172,914,694
Employee stock options	11,653,991
Warrants	8,600,000
RSU plan	396,685

193,565,370

  The following table provides the weighted average number of common shares used in the calculation of basic and diluted net income per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Net income (loss) for the period	$(24,380)	$43,272	$(521)	$121,820

Weighted average number of common shares outstanding — basic (in thousands)	172,572	170,985	172,426	170,937
Add: Dilutive impact of employee stock options	—	—	—	—
Dilutive impact of warrants	—	—	—	—
Dilutive impact of shares related to RSU plan	—	294	—	211

Weighted average number of common shares outstanding — diluted (in thousands)	172,572	171,279	172,426	171,148

Net income (loss) per share — basic	$(0.14)	$0.25	$(0.00)	$0.71

Net income (loss) per share — diluted	$(0.14)	$0.25	$(0.00)	$0.71

  Diluted net income (loss) per share has been calculated using the treasury stock method. In applying the treasury stock method, outstanding employee stock options and warrants with an exercise price greater than the average quoted market price of the common shares for the reporting period are not included in the calculation of diluted net income (loss) per share as the impact would be anti-dilutive.

  For the three and six months ended June 30, 2013, the impact of any additional shares issued under the employee stock option plan, as a result of the conversion of warrants, or related to the RSU Plan would be anti-dilutive as a result of the net loss positions. Consequently, diluted net loss per share was calculated in the same manner as basic net loss per share.

  For the three and six months ended June 30, 2012, all employee stock options and warrants were excluded from the calculation of diluted net income per share as their effect would have been anti-dilutive.

  Accumulated other comprehensive loss

  The following table details the changes in accumulated other comprehensive loss component for the six months ended June 30, 2013:

	Cumulative Translation Adjustment	Available-for-sale Securities and Other Investments	Derivative Financial Instruments	Pension Benefits	Total
Accumulated other comprehensive (loss) income, December 31, 2012	$(16,206)	$(7,680)	$137	$(3,562)	$(27,311)
Other comprehensive loss before reclassifications	—	(20,975)	(1,851)	—	(22,826)
Tax expense	—	—	489	—	489
Reclassifications from accumulated other comprehensive (loss) income	—	28,308	20	262	28,590
Tax expense	—	—	(5)	(69)	(74)

Other comprehensive income (loss) for the period	—	7,333	(1,347)	193	6,179

Accumulated other comprehensive loss, June 30, 2013	$(16,206)	$(347)	$(1,210)	$(3,369)	$(21,132)